SCHEDULE OF BOND LIABILITIES FUTURE PAYMENTS (Details)	Jan. 31, 2026 USD ($)
Other Liabilities Disclosure [Abstract]
2027	$ 1,541,000
2028	500,000
2029	1,089,000
2030
2031
Thereafter
Total	$ 3,130,000